SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Number of shares reserved for future grants	1,333,148
Unrecognized share based compensation expense	$ 209,367
Unrecognized share based compensation expense recognition period	2 years 8 months 19 days
Expected dividend yield	0.00%	0.00%	0.00%
Total fair value of RSUs and PSUs vested	$ 113,918	$ 76,027	$ 67,737
Employee Stock Purchase Plan ("ESPP")
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Percentage of amount not exceeding share based compensation employees receive.	15.00%
Number of ordinary shares reserved	125,000
Increase in number of ordinary shares	1,000,000
Percentage of fair value of ordinary shares	85.00%